Investment Securities (Gross Unrealized Loss and Fair Value of Securities Available for Sale) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	$ (33)	$ (126)
AFS unrealized loss position less than 12 months - fair value	7,901	13,913
AFS unrealized loss position 12 months or more - unrealized loss	(65)	(709)
AFS unrealized loss position 12 months or more - fair value	7,515	23,902
Total AFS unrealized loss	(98)	(835)
Total AFS fair Value	15,416	37,815
HTM unrealized loss position less than 12 months - unrealized loss	(1)	(62)
HTM unrealized loss position less than 12 months - fair value	22	4,506
HTM unrealized loss position 12 months or more - unrealized loss	(39)	(349)
HTM unrealized loss position 12 months or more - fair value	3,065	8,490
Total HTM unrealized loss	(40)	(411)
Total HTM fair value	3,087	12,996
US Treasury and Government Agencies Securities
Debt Securities, Available-for-sale [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(14)	(21)
AFS unrealized loss position less than 12 months - fair value	2,451	4,125
AFS unrealized loss position 12 months or more - unrealized loss	(2)	(116)
AFS unrealized loss position 12 months or more - fair value	607	5,423
Total AFS unrealized loss	(16)	(137)
Total AFS fair Value	3,058	9,548
HTM unrealized loss position 12 months or more - unrealized loss		(23)
HTM unrealized loss position 12 months or more - fair value		446
Total HTM unrealized loss		(23)
Total HTM fair value		446
Asset backed
Debt Securities, Available-for-sale [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(3)	(11)
AFS unrealized loss position less than 12 months - fair value	660	2,149
AFS unrealized loss position 12 months or more - unrealized loss	(5)	(9)
AFS unrealized loss position 12 months or more - fair value	561	1,032
Total AFS unrealized loss	(8)	(20)
Total AFS fair Value	1,221	3,181
Other debt
Debt Securities, Available-for-sale [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss		(12)
AFS unrealized loss position less than 12 months - fair value		868
AFS unrealized loss position 12 months or more - unrealized loss	(1)	(26)
AFS unrealized loss position 12 months or more - fair value	403	1,293
Total AFS unrealized loss	(1)	(38)
Total AFS fair Value	403	2,161
HTM unrealized loss position less than 12 months - unrealized loss	(1)	(2)
HTM unrealized loss position less than 12 months - fair value	22	75
HTM unrealized loss position 12 months or more - unrealized loss	(13)	(26)
HTM unrealized loss position 12 months or more - fair value	105	123
Total HTM unrealized loss	(14)	(28)
Total HTM fair value	127	198
Mortgage-backed Securities Agency | Residential mortgage-backed Securities
Debt Securities, Available-for-sale [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(6)	(57)
AFS unrealized loss position less than 12 months - fair value	2,832	4,823
AFS unrealized loss position 12 months or more - unrealized loss	(37)	(467)
AFS unrealized loss position 12 months or more - fair value	4,659	13,830
Total AFS unrealized loss	(43)	(524)
Total AFS fair Value	7,491	18,653
HTM unrealized loss position less than 12 months - unrealized loss		(58)
HTM unrealized loss position less than 12 months - fair value		4,191
HTM unrealized loss position 12 months or more - unrealized loss	(26)	(300)
HTM unrealized loss position 12 months or more - fair value	2,960	7,921
Total HTM unrealized loss	(26)	(358)
Total HTM fair value	2,960	12,112
Mortgage-backed Securities Agency | Commercial Mortgage Backed Securities
Debt Securities, Available-for-sale [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(6)	(1)
AFS unrealized loss position less than 12 months - fair value	852	65
AFS unrealized loss position 12 months or more - unrealized loss	(12)	(65)
AFS unrealized loss position 12 months or more - fair value	953	1,516
Total AFS unrealized loss	(18)	(66)
Total AFS fair Value	1,805	1,581
HTM unrealized loss position less than 12 months - unrealized loss		(1)
HTM unrealized loss position less than 12 months - fair value		88
Total HTM unrealized loss		(1)
Total HTM fair value		88
Mortgage-backed Securities Non-agency | Residential mortgage-backed Securities
Debt Securities, Available-for-sale [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss		(1)
AFS unrealized loss position less than 12 months - fair value		74
AFS unrealized loss position 12 months or more - unrealized loss	(3)	(12)
AFS unrealized loss position 12 months or more - fair value	102	310
Total AFS unrealized loss	(3)	(13)
Total AFS fair Value	102	384
Mortgage-backed Securities Non-agency | Commercial Mortgage Backed Securities
Debt Securities, Available-for-sale [Line Items]
AFS unrealized loss position less than 12 months - unrealized loss	(4)	(23)
AFS unrealized loss position less than 12 months - fair value	1,106	1,809
AFS unrealized loss position 12 months or more - unrealized loss	(5)	(14)
AFS unrealized loss position 12 months or more - fair value	230	498
Total AFS unrealized loss	(9)	(37)
Total AFS fair Value	$ 1,336	2,307
HTM unrealized loss position less than 12 months - unrealized loss		(1)
HTM unrealized loss position less than 12 months - fair value		152
Total HTM unrealized loss		(1)
Total HTM fair value		$ 152